Nota 25 - Post-employment and other employee benefit commitments. Investments in listed markets (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	€ 38,000,000	€ 56,000,000	€ 26,000,000
Debt Instruments [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	2,707,000,000	2,668,000,000	2,080,000,000
Investment Funds Member
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	1,000,000	2,000,000	2,000,000
Total Member
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	2,747,000,000	2,727,000,000	2,109,000,000
Bank Account In Bbva [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	4,000,000	4,000,000	3,000,000
Debt Securities Issued By Bbva [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	€ 0	€ 0	€ 0